LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE [Abstract]
Basic and Diluted Loss per Share
Basic and diluted loss per share for each of the periods presented is calculated as follows:

	Year ended December 31,
	2020 $	2021 $	2022 $

Numerator:
Net loss attributable to ordinary shareholders	(1,618,056)	(2,046,759)	(1,651,421)

Denominator:
Weighted-average number of shares outstanding – basic and diluted	477,264,888	532,705,796	558,119,948

Basic and diluted loss per share:	(3.39)	(3.84)	(2.96)

Potential Common Shares were Excluded from Calculation of Diluted Net Loss Per Share
The following potential common shares were excluded from calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
	2020	2021	2022

Share options	50,090,731	46,225,613	68,800,110
RSAs/RSUs	9,341,928	8,129,220	9,652,231
Convertible notes	37,370,919	23,349,154	21,635,690
	96,803,578	77,703,987	100,088,031